Discontinued Operations	12 Months Ended
Dec. 28, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

In January 2013, the H. J. Heinz Company's Board of Directors approved management's plan to sell Shanghai LongFong Foods ("LongFong"), a maker of frozen products in China which was previously reported in the Asia/Pacific segment. During the fourth quarter of Fiscal 2013, the H. J. Heinz Company secured an agreement with a buyer and during 2014, the sale was completed, resulting in an insignificant pre-tax and after-tax loss which was recorded in discontinued operations in the Successor period. As a result, LongFong's net assets were classified as held for sale and the H. J. Heinz Company adjusted the carrying value to estimated fair value, recording a $36 million pre-tax and after-tax non-cash goodwill impairment charge to discontinued operations during the third quarter of Fiscal 2013. The net assets held for sale related to LongFong as of April 28, 2013 are reported in Other current assets, Other non-current assets, Other accrued liabilities and Other non-current liabilities on the consolidated balance sheet as of April 28, 2013 as they are not material for separate balance sheet presentation.
During the first quarter of Fiscal 2013, the H. J. Heinz Company completed the sale of its U.S. Foodservice frozen desserts business, resulting in a $33 million pre-tax ($21 million after-tax) loss which has been recorded in discontinued operations.
The operating results related to these businesses have been included in discontinued operations in Heinz's consolidated statements of income for all periods presented. The following table presents summarized operating results for these discontinued operations:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Sales	$—	$3	$1	$48	$142
Net after-tax losses	$—	$(6)	$(1)	$(18)	$(51)
Tax benefit on losses	$—	$—	$—	$1	$1